Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Significant Expense Categories

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	For the years ended
	June 30,
	2026	2025	2024
Revenue	644,792	1,271,196	7,323,356
Less:
Cost of revenue	599,495	587,252	2,422,262
Selling and marketing expenses (1)	420,265	461,675	1,279,005
General and administrative expenses	3,303,556	4,200,147	3,558,452
Research and development expenses	48,585	-	89,968
Share-based compensation	-	34,227,641	-
Other expenses/(income), net (2)	510,126	(5,913,341)	(615,350)
Income tax (benefit)/expense	(562,631)	228,903	(51,466)
(Loss)/income from continuing operations	(3,674,604)	(32,521,081)	640,485

(1)	Excludes share-based compensation expenses.

(2)	Includes other income and expenses, net.